Merger - Additional Information (Detail) (USD $)	1 Months Ended
Sep. 27, 2013
Business Acquisition [Line Items]
Ownership Percentage Held By Acquired Company After Merger	38.00%
Ownership Percentage Held By Acquirer Company After Merger	62.00%
Black Raven Energy, Inc. [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	41,327,516
Payments to Acquire Businesses, Gross	$ 207,067